Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Notes Hedge Accounting Tables [Line Items]
All hedges: designated hedging instruments and hedge ineffectiveness

All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.24
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 233,636 25 10 (1,678) 1,692 14
Cash flow hedges 88,256 1 0 (1,715) 1,710 (5)
Foreign exchange risk
Fair value hedges
2
68,423 566 1,515 (1,383) 1,376 (7)
Hedges of net investments in foreign operations 21,777 689 1 2,963 (2,957) 6
As of or for the year ended
31.12.23
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 246,909 3 51 2,275 (2,311) (36)
Cash flow hedges 97,834 3 0 (337) 358 21
Foreign exchange risk
Fair value hedges
2
33,877 468 291 132 (151) (19)
Hedges of net investments in foreign operations 38,668 17 1,270 (2,317) 2,320 3
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The foreign

currency basis spread

of cross-currency

swaps designated as

hedging derivatives is

excluded from the

hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items recognized on balance sheet

Fair value hedges: designated hedged items

recognized on balance sheet
1
USD m 31.12.24 31.12.23
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 56,309 61,107
of which: accumulated amount of fair value hedge adjustment 1,774 457 of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the
portfolio that ceased to be part of hedge accounting (176) (179)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 9,125 6,333

of which: accumulated amount of fair value hedge adjustment
(348) (109)
Customer deposits
Carrying amount of customer deposits 13,031 8,972

of which: accumulated amount of fair value hedge adjustment
(18) 50
Debt issued measured at amortized cost
Carrying amount of designated debt issued 151,481 53,328 156,507 22,329 of which: accumulated amount of fair value hedge adjustment
(3,061) (2,976)
1 In addition, as of 31 December 2024 UBS designated in fair value hedges of FX risk USD 15 bn (31 December 2023 USD 12 bn) of intragroup debt instruments that are not recognized on consolidated balance sheet but FX gains and losses on these instruments impact consolidated profit or loss.

Fair value hedges: profile of the timing of the nominal amount of the hedging instrument

Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.24
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 3 9 38 118 66 234
Cross-currency swaps

2 1 8 45 12 68
31.12.23
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 1 7 29 142 68 247
Cross-currency swaps

1 2 2 22 7 34

Cash flow hedge reserve on a pre-tax basis

Cash flow hedge reserve on a pre-tax basis
USD m 31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(2,514) (2,319)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(714) (1,487)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis (3,228) (3,806)

Foreign currency translation reserve on a pre-tax basis

Foreign currency translation reserve on a pre-tax basis
USD m 31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
861 (2,063)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 1,126 (1,798)